SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	10. SUBSEQUENT EVENTS On August 29, 2024, the Company declared a dividend of $0.12 cent per share in respect of the results for the second quarter of 2024, which is payable on November 26, 2024.